Contingency and Capital Commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Capital commitments [abstract]
Contractual commitments to acquire property, plant and equipment	¥ 57,719	¥ 2,626
Contractual commitments to acquire intangible assets	¥ 383	¥ 383